Business combinations (Tables)	9 Months Ended
Sep. 30, 2022
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the nine-month period ended September 30, 2022
Contracted concessional assets	74,969
Cash & cash equivalents	1,057
Other current assets	8,282
Non-current Project debt	(1,422)
Other current and non-current liabilities	(18,919)
Non-controlling interests	(14,300)
Total net assets acquired at fair value	49,667
Asset acquisition – purchase price paid	(49,667)
Net result of business combinations	-
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the year ended December 31, 2021
	Coso	Other	Total
Contracted concessional assets	383,153	159,575	542,728
Deferred tax asset	-	4,410	4,410
Other non-current assets	11,024	1,943	12,967
Cash & cash equivalents	6,363	14,649	21,012
Other current assets	14,378	46,632	61,010
Non-current Project debt	(248,544)	(39,808)	(288,352)
Current Project debt	(13,415)	(25,366)	(38,781)
Deferred tax liabilities	-	(4,910)	(4,910)
Other current and non-current liabilities	(22,959)	(64,922)	(87,881)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	83,916	213,916
Asset acquisition – purchase price paid	(130,000)	(80,868)	(210,868)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Net result of business combinations	-	-	-